Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets (CHF million)
Cash and due from banks	110,573	65,467
Interest-bearing deposits with banks	2,272	1,524
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,160	8,397
Other investments	13,226	16,482
Net loans	233,413	218,842
Premises and equipment	7,193	6,725
Goodwill	8,591	8,585
Other intangible assets	288	312
Brokerage receivables	43,446	38,769
Other assets	78,296	79,585
Assets of discontinued operations held-for-sale	0	23
Total assets	1,049,165	1,032,005
Liabilities and equity (CHF million)
Due to banks	40,147	37,493
Customer deposits	313,401	287,564
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Brokerage payables	68,034	61,746
Other liabilities	63,217	62,214
Total liabilities	1,008,080	988,990
Total shareholders' equity	33,674	33,282
Noncontrolling interests	7,411	9,733
Total equity	41,085	43,015	48,328	47,221
Total liabilities and equity	1,049,165	1,032,005
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	3,698	5,133
Interest-bearing deposits with banks	87	85
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	132,338
Securities received as collateral	34,189	45,251
Trading assets	91,458	101,913
Investment securities	0	0
Other investments	6,719	7,878
Net loans	24,658	31,243
Premises and equipment	1,110	1,003
Goodwill	597	595
Other intangible assets	112	89
Brokerage receivables	17,951	15,745
Other assets	16,114	13,414
Assets of discontinued operations held-for-sale		0
Total assets	350,318	354,687
Liabilities and equity (CHF million)
Due to banks	92	120
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	120,189
Obligation to return securities received as collateral	34,189	45,251
Trading liabilities	29,291	28,589
Short-term borrowings	15,881	38,717
Long-term debt	40,029	41,984
Brokerage payables	47,847	44,791
Other liabilities	10,124	11,139
Total liabilities	329,108	330,780
Total shareholders' equity	16,979	18,183
Noncontrolling interests	4,231	5,724
Total equity	21,210	23,907
Total liabilities and equity	350,318	354,687
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	106,569	59,898
Interest-bearing deposits with banks	5,635	4,372
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,862	88,370
Securities received as collateral	(4,066)	(3,151)
Trading assets	184,616	219,343
Investment securities	3,513	6,331
Other investments	6,160	8,177
Net loans	187,613	169,505
Premises and equipment	5,590	5,217
Goodwill	6,859	6,855
Other intangible assets	168	215
Brokerage receivables	25,493	23,028
Other assets	61,845	65,891
Assets of discontinued operations held-for-sale		23
Total assets	672,857	654,074
Liabilities and equity (CHF million)
Due to banks	51,392	47,555
Customer deposits	287,699	263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,904	48,205
Obligation to return securities received as collateral	(4,066)	(3,151)
Trading liabilities	97,407	105,348
Short-term borrowings	8,762	(19,201)
Long-term debt	119,378	129,156
Brokerage payables	20,328	17,071
Other liabilities	51,813	50,067
Total liabilities	657,617	638,817
Total shareholders' equity	10,523	9,600
Noncontrolling interests	4,717	5,657
Total equity	15,240	15,257
Total liabilities and equity	672,857	654,074
Bank
Assets (CHF million)
Cash and due from banks	110,267	65,031
Interest-bearing deposits with banks	5,722	4,457
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,487	220,708
Securities received as collateral	30,123	42,100
Trading assets	276,074	321,256
Investment securities	3,513	6,331
Other investments	12,879	16,055
Net loans	212,271	200,748
Premises and equipment	6,700	6,220
Goodwill	7,456	7,450
Other intangible assets	280	304
Brokerage receivables	43,444	38,773
Other assets	77,959	79,305
Assets of discontinued operations held-for-sale	0	23
Total assets	1,023,175	1,008,761
Liabilities and equity (CHF million)
Due to banks	51,484	47,675
Customer deposits	287,699	263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,123	42,100
Trading liabilities	126,698	133,937
Short-term borrowings	24,643	19,516
Long-term debt	159,407	171,140
Brokerage payables	68,175	61,862
Other liabilities	61,937	61,206
Total liabilities	986,725	969,597
Total shareholders' equity	27,502	27,783
Noncontrolling interests	8,948	11,381
Total equity	36,450	39,164	45,751	46,149
Total liabilities and equity	1,023,175	1,008,761
Group parent company
Assets (CHF million)
Cash and due from banks	13	18
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Other investments	34,137	34,611
Net loans	5,603	6,733
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	190	266
Assets of discontinued operations held-for-sale		0
Total assets	39,943	41,628
Liabilities and equity (CHF million)
Due to banks	4,697	6,210
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1,444	1,989
Brokerage payables	0	0
Other liabilities	128	147
Total liabilities	6,269	8,346
Total shareholders' equity	33,674	33,282
Noncontrolling interests	0	0
Total equity	33,674	33,282
Total liabilities and equity	39,943	41,628
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	293	418
Interest-bearing deposits with banks	(3,450)	(2,933)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	476	(265)
Securities received as collateral	68	47
Trading assets	3,479	3,448
Investment securities	1,647	2,066
Other investments	(33,790)	(34,184)
Net loans	15,539	11,361
Premises and equipment	493	505
Goodwill	1,135	1,135
Other intangible assets	8	8
Brokerage receivables	2	(4)
Other assets	147	14
Assets of discontinued operations held-for-sale		0
Total assets	(13,953)	(18,384)
Liabilities and equity (CHF million)
Due to banks	(16,034)	(16,392)
Customer deposits	25,702	23,797
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	68	47
Trading liabilities	1,062	60
Short-term borrowings	1,473	2,167
Long-term debt	1,804	623
Brokerage payables	(141)	(116)
Other liabilities	1,152	861
Total liabilities	15,086	11,047
Total shareholders' equity	(27,502)	(27,783)
Noncontrolling interests	(1,537)	(1,648)
Total equity	(29,039)	(29,431)
Total liabilities and equity	(13,953)	(18,384)